Financial Risks - Summary of Income Received From Investments in RMBSs, SMBSs and ABSs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Gains and losses on total value of investments [line items]
Interest income	€ 328	€ 295
Total gains and losses on sale of assets	(1,249)	(69)
Total	(921)	226
Investments	6,897	9,829
Residential mortgage- backed securities [member]
Gains and losses on total value of investments [line items]
Interest income	92	83
Total gains and losses on sale of assets	(84)	(28)
Total	9	55
Investments	1,141	1,980
Commercial mortgage- backed securities (CMBSs) [member]
Gains and losses on total value of investments [line items]
Interest income	120	113
Total gains and losses on sale of assets	(715)	(31)
Total	(595)	82
Investments	2,838	3,647
Asset backed securities [member]
Gains and losses on total value of investments [line items]
Interest income	24	29
Total gains and losses on sale of assets	(34)
Total	(10)	29
Investments	440	1,878
ABSs - other [member]
Gains and losses on total value of investments [line items]
Interest income	92	70
Total gains and losses on sale of assets	(416)	(11)
Total	(324)	59
Investments	€ 2,478	€ 2,323